Provisions - Schedule of Future Payments (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term employee benefits [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 953	$ 1,178
Long-term employee benefits [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,105	1,154
Long-term employee benefits [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1,105	880
Long-term employee benefits [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	877	841
Long-term employee benefits [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	786	1,016
Long-term employee benefits [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	4,612	4,883
Pension plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,222	2,465
Pension plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,297	2,427
Pension plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,284	2,410
Pension plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,262	2,386
Pension plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	2,232	2,353
Pension plan [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	10,555	11,085
Retroactive unemployment plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	168	105
Retroactive unemployment plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	38	72
Retroactive unemployment plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	19	32
Retroactive unemployment plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	1	15
Retroactive unemployment plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	18	1
Retroactive unemployment plan [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	80	90
Retirement Bonus Plan [member] | 1 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	88	102
Retirement Bonus Plan [member] | Due within 1 and 2 Year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	24	50
Retirement Bonus Plan [member] | 2 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	30	37
Retirement Bonus Plan [member] | 3 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	25	39
Retirement Bonus Plan [member] | 4 year [member]
Disclosure of defined benefit plans [line items]
Expected future payments	30	37
Retirement Bonus Plan [member] | More than 5 years [member]
Disclosure of defined benefit plans [line items]
Expected future payments	$ 170	$ 227